BORROWINGS (Schedule of Bank Borrowings) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
BORROWINGS [Abstract]
Short-term bank borrowings	$ 72,360,730	$ 90,443,007
Long-term bank borrowings, current portion	51,576,265	69,360,869
Total borrowings, current	123,936,995	159,803,876
Long-term bank borrowings, non-current portion	118,548,430	77,336,160
Total	$ 242,485,425	$ 237,140,036